Derivative Instruments and Hedging Activities (Outstanding Derivative Instruments) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) MMBTU MWh	Dec. 31, 2016 USD ($)	Sep. 30, 2019 USD ($)	Mar. 29, 2018 USD ($)
Sale of Derivative Instruments Interest Rate Swap | $	$ (60,000,000.0)				$ (60,000,000.0)
Designated as Hedging Instrument [Member] | Forward Contract Power [Member]
Purchase of Units Derivative Instruments Forward Power Contracts Designated as Cash Flow Hedge		678,500
Sales of Units Derivative Instruments Forward Power Contracts Designated as Cash Flow Hedge		(1,667,000.0)
Derivative, Nonmonetary Notional Amount MWh		(988,500)
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Sale of Derivative Instruments Interest Rate Swap | $	0	$ 0
Purchase of Derivative Instruments Interest Rate Swap | $	140,000,000.0	200,000,000.0
Derivative, Notional Amount, Purchase (Sales), Net | $	140,000,000.0	200,000,000.0		$ 140,000,000.0
Not Designated as Hedging Instrument [Member]
Derivative, Gain (Loss) on Derivative, Net | $	900,000	3,200,000	$ (900,000)
Not Designated as Hedging Instrument [Member] | Commodity Contract - FTR [Member]
Derivative, Gain (Loss) on Derivative, Net | $	700,000	$ 400,000	(300,000)
Purchase of Units Derivative Instruments Financial Transmission Rights		2,100
Sale of Units Derivative Instruments Financial Transmission Rights		0
Derivative, Nonmonetary Notional Amount MWh		2,100
Not Designated as Hedging Instrument [Member] | Natural Gas [Member]
Derivative, Gain (Loss) on Derivative, Net | $	200,000	$ 1,600,000	2,600,000
Purchase of Units Derivative Instruments Natural Gas | MMBTU		3,322,500
Sale of Units Derivative Instruments Natural Gas | MMBTU		(390,000.0)
Derivative, Nonmonetary Notional Amount MWh | MMBTU		2,932,500
Not Designated as Hedging Instrument [Member] | Forward Contract Power [Member]
Derivative, Gain (Loss) on Derivative, Net | $	$ 0	$ 1,200,000	$ (3,200,000)
Purchase of Units Derivative Instruments Forward Power Contracts Not Designated as Hedged		871,000.0
Sales of Units Derivative Instruments Forward Power Contracts Not Designated as Hedged		(765,600)
Derivative, Nonmonetary Notional Amount MWh		105,400